Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Payables And Accruals [Abstract]
Compensation and benefits	$ 3,405	$ 6,916
External research and development expenses	3,320	6,726
Professional services	1,696	1,083
Other liabilities	420	772
Accrued expenses and other liabilities	$ 8,841	$ 15,497